Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Financial Assets and Liabilities by Category
The classification of financial assets and liabilities by category is as follows:

	As of December 31,
	2019	2020
Financial assets according to the statement of financial position
Loans and accounts receivable at amortized cost:
- Cash and cash equivalents	950,701	900,168
- Trade accounts receivable and other accounts receivable (excluding non-financial assets)	1,358,282	1,178,577
- Financial assets related to concession agreements	748,365	775,677
- Accounts receivable from related parties	611,381	647,409

	3,668,729	3,501,831

Financial assets related to concession agreements are presented in the consolidated statement of financial position as the line items short-term trade accounts receivable and long-term trade accounts receivable.

	As of December 31,
	2019	2020
Financial liabilities according to the statement of financial position
Other financial liabilities at amortized cost:
- Other financial liabilities	774,075	773,203
- Finance leases	23,650	52,391
- Lease liability for right-of-use asset	92,870	72,726
- Bonds	924,042	932,759
- Trade and other accounts payable (excluding non-financial liabilities)	1,467,283	1,447,515
- Accounts payable to related parties	61,499	80,115

	3,343,419	3,358,709

Hedging derivatives:
- Derivative financial instruments	52	—

Summary of Credit Quality of Financial Assets

	2019	2020
Cash and cash equivalents (*)
Banco de Credito del Peru (A+)	303,193	351,515
Banco Continental (A+)	186,239	147,868
Citibank (A+)	183,723	128,100
Banco Santander - Peru (A+)	114	54,478
Banco Scotiabank (A+)	64,106	52,448
Banco Interbank (A)	41,718	45,808
Banco de la Nacion (A)	56,114	22,882
Fondo de Inversion Alianza (AA+)	46	21,247
Santander Colombia (A-)	15,183	18,256
Banco Santander - Chile (AAA)	5,833	17,174
Banco Bogota (BBB-)	7,255	12,194
Banco de Credito e Inversiones - Chile (A-)	1,407	8,579
Bancolombia (BBB-)	115	8,516
Banco Scotiabank - Chile (AAA)	9,801	2,114
Credicorp Capital Colombia (AAA)	44,338	—
JP Morgan (A+)	17,853	—
Otros	6,676	5,653

	943,714	896,832

Summary of Credit Quality of Customers

	2019	2020
Trade accounts receivable (Note 10)
Counterparties with no external risk rating
A	58,442	40,034
B	1,492,446	1,275,523
C	142,925	118,276

	1,693,813	1,433,833

Receivable from related parties and joint operators (Note 12)
B	611,381	647,409